CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance, beginning of period at Dec. 31, 2020		$ 1,364,000	$ (107,497,000)	$ (106,133,000)
Beginning balance (in shares) at Dec. 31, 2020	193,303
Exercise of options		54,000		$ 54,000
Exercised	71,647			71,647
Modification of convertible debt to remove conversion discount		5,210,000		$ 5,210,000
Exercise of common stock warrants	28
Share-based compensation		109,000		109,000
Net loss			(28,845,000)	(28,845,000)
Balance, end of period at Dec. 31, 2021	$ 0	6,738,000	(136,342,000)	$ (129,604,000)
Ending balance (in shares) at Dec. 31, 2021	264,978			264,977
Exercise of options		61,000		$ 61,000
Exercised	33,747
Net loss			(7,873,000)	(7,873,000)
Balance, end of period at Mar. 31, 2022	$ 0	6,861,000	(144,215,000)	(137,354,000)
Balance, beginning of period at Dec. 31, 2021	$ 0	6,738,000	(136,342,000)	$ (129,604,000)
Beginning balance (in shares) at Dec. 31, 2021	264,978			264,977
Net loss				$ (24,645,000)
Balance, end of period at Sep. 30, 2022	$ 0	7,062,000	(160,987,000)	(153,925,000)
Balance, beginning of period at Dec. 31, 2021	$ 0	6,738,000	(136,342,000)	$ (129,604,000)
Beginning balance (in shares) at Dec. 31, 2021	264,978			264,977
Exercise of options		94,000		$ 94,000
Exercised	82,879			82,879
Modification of convertible debt to remove conversion discount				$ 5,210,000
Exercise of common stock warrants	69
Share-based compensation		368,000		368,000
Deemed dividend		2,829,000	(2,829,000)	2,829,000
Net loss			(47,187,000)	(47,187,000)
Balance, end of period at Dec. 31, 2022	$ 0	10,028,000	(186,358,000)	$ (176,330,000)
Ending balance (in shares) at Dec. 31, 2022	347,926			347,926
Balance, beginning of period at Mar. 31, 2022	$ 0	6,861,000	(144,215,000)	$ (137,354,000)
Exercise of options		5,000		5,000
Exercised	9,393
Net loss			(8,679,000)	(8,679,000)
Balance, end of period at Jun. 30, 2022	$ 0	6,936,000	(152,894,000)	(145,958,000)
Exercise of options		7,000		7,000
Exercised	12,128
Net loss			(8,093,000)	(8,093,000)
Balance, end of period at Sep. 30, 2022	$ 0	7,062,000	(160,987,000)	(153,925,000)
Balance, beginning of period at Dec. 31, 2022	$ 0	10,028,000	(186,358,000)	(176,330,000)
Exercise of options		50,000		50,000
Exercised	95,842
Net loss			(8,268,000)	(8,268,000)
Balance, end of period at Mar. 31, 2023	$ 0	11,110,000	(195,585,000)	(184,475,000)
Balance, beginning of period at Dec. 31, 2022	$ 0	10,028,000	(186,358,000)	$ (176,330,000)
Beginning balance (in shares) at Dec. 31, 2022	347,926			347,926
Net loss				$ (23,529,000)
Balance, end of period at Sep. 30, 2023	$ 2,000	221,351,000	(212,867,000)	$ 8,487,000
Ending balance (in shares) at Sep. 30, 2023				26,316,681
Balance, beginning of period at Mar. 31, 2023	0	11,110,000	(195,585,000)	$ (184,475,000)
Exercise of options	4,592	16,000		16,000
Net loss			(13,974,000)	(13,974,000)
Balance, end of period at Jun. 30, 2023	0	13,217,000	(211,581,000)	(198,364,000)
Exercise of options	50,646	29,000		29,000
Net loss			(1,286,000)	(1,286,000)
Balance, end of period at Sep. 30, 2023	$ 2,000	$ 221,351,000	$ (212,867,000)	$ 8,487,000
Ending balance (in shares) at Sep. 30, 2023				26,316,681